Financial instruments - Payments agreed by contracts, Non-derivative (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Accounts payable | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	€ 641,271,000	€ 590,493,000
Accounts payable | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	1,000	11,000
Accounts payable to related parties | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	153,781,000	147,349,000
Other current financial liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	1,467,766,000	1,461,428,000
Short-term debt | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	1,394,194,000	769,279,000
Long-term debt and capital lease obligations | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	209,189,000	198,585,000
Long-term debt and capital lease obligations | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	1,211,250,000	1,463,857,000
Long-term debt and capital lease obligations | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	1,145,979,000	1,328,177,000
Long-term debt and capital lease obligations | Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	63,734,000	66,063,000
Bonds | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	1,127,532,000	946,099,000
Bonds | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	1,514,989,000	1,613,103,000
Bonds | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	677,500,000	1,532,235,000
Bonds | Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	880,939,000	365,213,000
Variable payments outstanding for acquisition | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	57,217,000	15,921,000
Variable payments outstanding for acquisition | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	69,918,000	87,533,000
Variable payments outstanding for acquisition | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	33,221,000	116,776,000
Variable payments outstanding for acquisition | Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	30,576,000	16,918,000
Noncontrolling interests subject to put provisions | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	494,576,000	473,189,000
Noncontrolling interests subject to put provisions | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	183,396,000	200,299,000
Noncontrolling interests subject to put provisions | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	66,324,000	81,424,000
Noncontrolling interests subject to put provisions | Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	107,857,000	115,960,000
Letters of Credit | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	12,322,000	59,404,000
Letters of Credit | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-discounted payments, non-derivative financial instruments	€ 0	€ 1,409,000